Transactions with Related Parties - Tsakos Shipping and Trading S.A. (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due to related parties	$ 7,702	$ 4,366
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Chartering commission	1.25%
Payment for the cost of design and supervision services for newbuildings	$ 0	0
Due to related parties	1,386	520
Commissions	7,405	6,580	$ 6,532
Accrued liabilities	$ 350	327
Tsakos Shipping and Trading S.A. | Potential charge
Related Party Transaction [Line Items]
Payment for the cost of design and supervision services for each newbuilding vessel		200
Tsakos Shipping and Trading S.A. | VLCC tanker Millennium
Related Party Transaction [Line Items]
Brokerage commission amount		$ 100
Brokerage commission		0.50%
Tsakos Shipping and Trading S.A. | Fifteen vessels
Related Party Transaction [Line Items]
Payment for the cost of design and supervision services for newbuildings			$ 3,100